INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax asset for NOL carryforwards	$ 11,574,000	$ 9,992,000
Share-based compensation	$ 3,564,000	3,335,000
Accrued expenses		17,000
Valuation allowance	$ (15,138,000)	$ (13,344,000)
Total